Property, Plant and Equipment - Capitalized Borrowing Costs and Capitalization Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Capitalized borrowing costs	₩ 152,074	₩ 64,606	₩ 191,876
Capitalization rate	3.11%	3.69%	4.14%